UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408
Date of fiscal year end:  12/31

Date of reporting period: 9/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2010 (Unaudited)

DWS RREEF Global Infrastructure Fund

	Shares	Value ($)
Common Stocks 98.6%
Australia 9.2%
APA Group	12,279	48,137
Intoll Group (Units)	720,000	1,039,291
Macquarie Atlas Roads Group*	1,802,985	2,694,975
MAP Group	754,340	2,129,054
Spark Infrastructure Group 144A	843,976	901,414
Spark Infrastructure Group*	241,136	233,070
Transurban Group (Units)	579,583	2,786,742

(Cost $7,329,713)		9,832,683
Canada 13.2%
Enbridge, Inc.	140,450	7,356,255
TransCanada Corp. (a)	170,250	6,315,912
TransCanada Corp. (a)	14,000	519,680

(Cost $10,879,305)		14,191,847
China 3.0%
ENN Energy Holdings Ltd.	636,000	1,802,866
Jiangsu Expressway Co., Ltd. "H"	1,340,000	1,404,108

(Cost $2,646,522)		3,206,974
France 2.0%
Aeroports de Paris (Cost $1,757,205)	26,300	2,147,069
Germany 0.7%
Hamburger Hafen und Logistik AG (Cost $610,259)	20,000	778,561
Hong Kong 4.6%
Beijing Enterprises Holdings Ltd.	217,000	1,546,686
China Merchants Holdings International Co., Ltd.	161,474	586,052
Hong Kong & China Gas Co., Ltd.	615,000	1,555,200
Zhejiang Expressway Co., Ltd. "H" (b)	1,376,000	1,299,061

(Cost $4,527,892)		4,986,999
Italy 2.7%
Terna - Rete Elettrica Nationale SpA (Cost $2,190,652)	686,400	2,918,851
Luxembourg 3.0%
SES "A" (FDR) (Cost $2,761,741)	132,250	3,180,918
Netherlands 2.7%
Koninklijke Vopak NV (Cost $2,124,706)	61,400	2,933,935
Spain 2.8%
Abertis Infraestructuras SA	102,545	1,912,336
Red Electrica Corporacion SA	23,700	1,116,116

(Cost $2,727,166)		3,028,452
United Kingdom 14.2%
National Grid PLC	1,149,897	9,761,209
Northumbrian Water Group PLC	428,200	2,237,208
Pennon Group PLC	355,300	3,243,143

(Cost $13,288,319)		15,241,560
United States 40.5%
American Tower Corp. "A"*	82,425	4,225,105
American Water Works Co., Inc.	149,200	3,471,884
CenterPoint Energy, Inc.	191,550	3,011,166
Consolidated Edison, Inc.	54,800	2,642,456
Crown Castle International Corp.*	84,550	3,732,882
ITC Holdings Corp.	46,700	2,907,075
Kinder Morgan Management LLC	1	51
NiSource, Inc.	149,400	2,599,560
Northeast Utilities	85,500	2,528,235
Northwest Natural Gas Co.	51,350	2,436,558
NorthWestern Corp.	46,600	1,328,100
NSTAR	59,750	2,351,163
SBA Communications Corp. "A"*	75,000	3,022,500
Southwest Gas Corp.	75,050	2,520,930
Spectra Energy Corp.	248,800	5,610,440
UIL Holdings Corp.	39,050	1,099,648

(Cost $33,782,242)		43,487,753

Total Common Stocks (Cost $84,625,722)		105,935,602
Cash Equivalents 0.4%
Central Cash Management Fund, 0.21% (c) (Cost $424,170)	424,170	424,170

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $85,049,892) †	99.0	106,359,772
Other Assets and Liabilities, Net	1.0	1,035,826

Net Assets	100.0	107,395,598

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $87,136,330.  At September 30, 2010, net unrealized appreciation for all securities based on tax cost was $19,223,442.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,332,308 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,108,866.

(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)	Security is listed in country of domicile. Significant business activities of company are in China.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDR: Fiduciary Depositary Receipt

At September 30, 2010 the DWS RREEF Global Infrastructure Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks
Utilities	50,713,989	47.9%
Industrials	21,257,870	20.1%
Energy	19,802,338	18.7%
Telecommunication Services	10,980,487	10.3%
Consumer Discretionary	3,180,918	3.0%
Total	105,935,602	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$—	$9,832,683	$—	$9,832,683
Canada	14,191,847	—	—	14,191,847
China	—	3,206,974	—	3,206,974
France	—	2,147,069	—	2,147,069
Germany	—	778,561	—	778,561
Hong Kong	—	4,986,999	—	4,986,999
Italy	—	2,918,851	—	2,918,851
Luxembourg	—	3,180,918	—	3,180,918
Netherlands	—	2,933,935	—	2,933,935
Spain	—	3,028,452	—	3,028,452
United Kingdom	—	15,241,560	—	15,241,560
United States	43,487,753	—	—	43,487,753
Short-Term Investments	424,170	—	—	424,170
Total	$58,103,770	$48,256,002	$—	$106,359,772

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Global Infrastructure Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 23, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 23, 2010